Note O - Fair Value of Financial Instruments - Level 3 Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Market Approach Valuation Technique [Member]
Fair Value	$ 3,536
Valuation Technique	Sales approach
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Market Approach Valuation Technique [Member] | Minimum [Member]
Range	0.00%
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Market Approach Valuation Technique [Member] | Maximum [Member]
Range	65.00%
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Market Approach Valuation Technique [Member] | Weighted Average [Member]
Range	13.70%
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Cost Approach Valuation Technique [Member]
Fair Value
Valuation Technique	Cost approach
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Cost Approach Valuation Technique [Member] | Minimum [Member]
Range	0.00%
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Cost Approach Valuation Technique [Member] | Maximum [Member]
Range	29.50%
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Cost Approach Valuation Technique [Member] | Weighted Average [Member]
Range	14.80%
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Market Approach Valuation Technique [Member]
Fair Value	$ 1,985	$ 2,473
Valuation Technique	Sales approach	Sales approach
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Market Approach Valuation Technique [Member] | Minimum [Member]
Range	0.00%	0.00%
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Market Approach Valuation Technique [Member] | Maximum [Member]
Range	250.00%	12.50%
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Market Approach Valuation Technique [Member] | Weighted Average [Member]
Range	58.60%	5.70%
Impaired Loans [Member] | Commercial and Industrial Portfolio Segment [Member] | Market Approach Valuation Technique [Member]
Fair Value	$ 298	$ 3,779
Valuation Technique	Sales approach	Sales approach
Impaired Loans [Member] | Commercial and Industrial Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Minimum [Member]
Range	0.90%	0.90%
Impaired Loans [Member] | Commercial and Industrial Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Maximum [Member]
Range	9.70%	30.00%
Impaired Loans [Member] | Commercial and Industrial Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Weighted Average [Member]
Range	5.20%	14.30%
Other Real Estate Owned [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Market Approach Valuation Technique [Member]
Fair Value	$ 754	$ 1,147
Valuation Technique	Sales approach	Sales approach
Other Real Estate Owned [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Market Approach Valuation Technique [Member] | Minimum [Member]
Range	0.00%	0.00%
Other Real Estate Owned [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Market Approach Valuation Technique [Member] | Maximum [Member]
Range	30.00%	35.00%
Other Real Estate Owned [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Market Approach Valuation Technique [Member] | Weighted Average [Member]
Range	11.70%	15.20%